JPMorgan ActiveBuilders Emerging Markets Equity ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2026.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.5%
Argentina — 0.1%
Vista Energy SAB de CV, ADR *	4,092	247,525
YPF SA, ADR *	17,537	697,797
		945,322
Australia — 0.0% ^
Anglogold Ashanti plc	7,113	641,220
Austria — 0.0% ^
Raiffeisen Bank International AG	12,997	655,120
Brazil — 6.0%
Axia Energia (Preference)	444,514	4,868,517
Axia Energia (Preference) *	116,834	1,177,276
B3 SA - Brasil Bolsa Balcao	1,936,806	5,954,591
Banco BTG Pactual SA	536,313	6,089,984
Banco do Brasil SA	325,994	1,556,644
Banco Santander Brasil SA	66,690	460,123
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	80,014	2,145,870
CPFL Energia SA	44,548	432,973
Cury Construtora e Incorporadora SA	93,603	615,216
Itau Unibanco Holding SA (Preference)	1,174,687	10,095,690
Itausa SA (Preference)	721,762	1,866,549
Localiza Rent a Car SA	274,774	2,529,106
Lojas Renner SA	244,861	697,443
Marcopolo SA (Preference)	402,244	492,988
MercadoLibre, Inc. *	3,803	8,168,045
Motiva Infraestrutura de Mobilidade SA	90,529	289,679
NU Holdings Ltd., Class A *	558,857	9,919,712
Petroleo Brasileiro SA, ADR	837,949	12,854,137
Porto Seguro SA	120,527	1,148,302
Raia Drogasil SA	398,053	1,848,542
Telefonica Brasil SA	409,550	2,904,262
TIM SA	374,728	1,740,934
TOTVS SA	45,009	381,521
Ultrapar Participacoes SA	149,251	718,640
Vale SA, ADR	138,184	2,220,617
WEG SA	366,641	3,624,087
		84,801,448
Chile — 0.3%
Banco de Chile	2,945,005	649,105
Banco Santander Chile	17,415,516	1,532,425
Falabella SA	95,753	743,381
Latam Airlines Group SA	17,419,386	565,144
Sociedad Quimica y Minera de Chile SA (Preference), Class B *	7,572	586,641
		4,076,696
China — 25.4%
Advanced Micro-Fabrication Equipment, Inc., Class A	44,163	2,197,931
Agricultural Bank of China Ltd., Class H	861,000	601,940
Alibaba Group Holding Ltd.	1,722,386	36,641,328

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Anji Microelectronics Technology Shanghai Co. Ltd., Class A	9,738	377,054
ANTA Sports Products Ltd.	96,600	965,028
Atour Lifestyle Holdings Ltd., ADR	9,925	354,720
Avary Holding Shenzhen Co. Ltd., Class A	50,000	409,563
Baidu, Inc., Class A *	45,800	877,874
Bank of China Ltd., Class H	6,042,000	3,608,182
Beijing Huafeng Test & Control Technology Co. Ltd., Class A	39,246	1,697,867
BYD Co. Ltd., Class H	133,000	1,658,093
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	20,200	400,408
China CITIC Bank Corp. Ltd., Class H	1,294,000	1,205,222
China Construction Bank Corp., Class H	7,145,000	7,214,524
China Galaxy Securities Co. Ltd., Class H	346,000	465,265
China Hongqiao Group Ltd.	556,000	2,542,962
China International Capital Corp. Ltd., Class H (a)	615,600	1,668,387
China Life Insurance Co. Ltd., Class H	361,000	1,606,536
China Merchants Bank Co. Ltd., Class H	1,652,000	10,093,054
China Minsheng Banking Corp. Ltd., Class H	5,896,000	2,933,691
China Pacific Insurance Group Co. Ltd., Class H	689,600	3,473,403
China Petroleum & Chemical Corp., Class H	3,406,000	2,344,026
China Resources Land Ltd.	153,000	599,177
China Resources Power Holdings Co. Ltd.	174,000	396,341
China Shenhua Energy Co. Ltd., Class H	351,500	1,933,992
China Tower Corp. Ltd., Class H (a)	318,600	458,394
China Yangtze Power Co. Ltd., Class A	368,475	1,395,436
Chuangxin Industries Holdings Ltd. *	135,500	433,622
CITIC Securities Co. Ltd., Class H	586,500	2,194,858
Contemporary Amperex Technology Co. Ltd., Class A	208,300	10,492,022
ENN Energy Holdings Ltd.	344,400	2,964,851
Focus Media Information Technology Co. Ltd., Class A	1,786,500	1,848,044
Foxconn Industrial Internet Co. Ltd., Class A	190,200	1,568,587
Full Truck Alliance Co. Ltd., ADR	99,852	988,535
Fuyao Glass Industry Group Co. Ltd., Class H (a)	883,600	7,573,791
Geely Automobile Holdings Ltd.	218,000	448,752
GF Securities Co. Ltd., Class H	272,000	634,728
H World Group Ltd.	1,190,586	5,718,079
Haidilao International Holding Ltd. (a)	898,000	1,830,868
Haier Smart Home Co. Ltd., Class H	480,600	1,584,403
Harbin Electric Co. Ltd., Class H	188,000	477,551
Hongfa Technology Co. Ltd., Class A	320,280	1,319,511
Huaming Power Equipment Co. Ltd., Class A	649,500	2,777,642
Huaqin Technology Co. Ltd., Class A	24,100	298,237
Huayu Automotive Systems Co. Ltd., Class A	122,200	337,614
Hwatsing Technology Co. Ltd., Class A	21,339	579,550
Inner Mongolia Berun Chemical Co. Ltd., Class A	803,500	975,399
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	416,813	1,577,673
Jason Furniture Hangzhou Co. Ltd., Class A	77,600	394,650
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	301,900	2,520,740
Kanzhun Ltd., ADR	24,396	451,814

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
KE Holdings, Inc., Class A	318,168	2,022,633
Kingdee International Software Group Co. Ltd. *	213,000	351,816
Kuaishou Technology (a)	104,800	1,070,753
Kweichow Moutai Co. Ltd., Class A	32,400	6,520,239
Lenovo Group Ltd.	1,148,000	1,293,467
Loncin Motor Co. Ltd., Class A	754,200	1,661,079
Luxshare Precision Industry Co. Ltd., Class A	243,100	1,799,611
Luzhou Laojiao Co. Ltd., Class A	42,800	742,030
Meitu, Inc. * (a)	363,500	359,065
Meituan * (a)	262,028	3,239,317
Midea Group Co. Ltd., Class A	747,612	8,335,353
Minimax Group, Inc. *	16,300	986,918
Minth Group Ltd.	550,000	2,589,372
Montage Technology Co. Ltd., Class A	199,324	5,193,702
NARI Technology Co. Ltd., Class A	103,648	374,256
NAURA Technology Group Co. Ltd., Class A	47,075	3,208,743
NetEase, Inc.	510,048	13,225,588
New China Life Insurance Co. Ltd., Class H	109,100	887,139
OmniVision Integrated Circuits Group, Inc.	16,300	284,016
PDD Holdings, Inc., ADR *	57,460	5,806,333
People's Insurance Co. Group of China Ltd. (The), Class H	2,068,000	1,798,190
PetroChina Co. Ltd., Class H	5,782,000	6,868,783
PICC Property & Casualty Co. Ltd., Class H	794,000	1,643,737
Ping An Insurance Group Co. of China Ltd., Class H	1,726,500	16,013,894
Pop Mart International Group Ltd. (a)	82,800	2,366,967
Qfin Holdings, Inc., Class A	99,500	793,944
Sany Heavy Industry Co. Ltd., Class A	531,600	1,674,176
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	50,800	608,553
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	14,100	345,908
Shenzhen Inovance Technology Co. Ltd., Class A	176,200	1,891,474
Shenzhou International Group Holdings Ltd.	361,500	2,875,140
Sieyuan Electric Co. Ltd., Class A	132,000	3,505,580
Sinotruk Hong Kong Ltd.	112,000	514,324
SITC International Holdings Co. Ltd.	169,000	631,076
StarPower Semiconductor Ltd., Class A	32,300	513,358
Sunresin New Materials Co. Ltd., Class A	85,700	827,324
TCL Electronics Holdings Ltd.	307,000	471,957
Tencent Holdings Ltd.	969,600	74,525,209
Tencent Music Entertainment Group, Class A	256,700	2,154,578
Tianqi Lithium Corp., Class H *	60,400	377,181
Tingyi Cayman Islands Holding Corp.	762,000	1,154,911
Tongcheng Travel Holdings Ltd. (a)	128,000	380,736
Trip.com Group Ltd.	74,118	4,549,040
Verisilicon Microelectronics Shanghai Co. Ltd., Class A *	15,832	501,916
Vipshop Holdings Ltd., ADR	25,844	442,191
Weichai Power Co. Ltd., Class H	1,092,000	3,701,477
Wuliangye Yibin Co. Ltd., Class A	78,300	1,179,972
WUS Printed Circuit Kunshan Co. Ltd., Class A	140,500	1,402,837

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
XCMG Construction Machinery Co. Ltd., Class A	2,397,600	3,699,036
Xiaomi Corp., Class B * (a)	1,709,200	7,736,813
Xinyi Solar Holdings Ltd. (b)	3,148,000	1,360,697
Xtep International Holdings Ltd.	391,500	257,314
YTO Express Group Co. Ltd., Class A	168,200	407,742
Yum China Holdings, Inc.	83,528	4,127,954
Yunnan Energy New Material Group Co. Ltd., Class A *	59,100	432,877
Yunnan Yuntianhua Co. Ltd., Class A	88,300	484,487
Yutong Bus Co. Ltd., Class A	88,100	391,103
Zhejiang Cfmoto Power Co. Ltd., Class A	8,200	296,497
Zhejiang Expressway Co. Ltd., Class H	856,000	807,558
Zhejiang Huayou Cobalt Co. Ltd., Class A	59,500	609,814
Zhongji Innolight Co. Ltd., Class A	15,200	1,409,093
Zhuzhou CRRC Times Electric Co. Ltd., Class H	210,400	1,150,414
Zijin Mining Group Co. Ltd., Class H	1,070,000	5,579,005
ZTO Express Cayman, Inc.	10,500	231,842
		360,760,028
Colombia — 0.1%
Grupo Cibest SA (Preference)	50,779	1,032,917
Cyprus — 0.1%
Bank of Cyprus Holdings plc	78,553	866,709
Czech Republic — 0.0% ^
Moneta Money Bank A/S (a)	45,690	458,561
Georgia — 0.0% ^
Lion Finance Group plc	3,318	458,413
Greece — 1.3%
Alpha Bank SA	229,329	1,097,790
Eurobank SA	638,284	3,119,280
Hellenic Telecommunications Organization SA	46,425	870,721
JUMBO SA	10,380	308,091
Metlen Energy & Metals plc *	35,946	1,959,995
National Bank of Greece SA	332,670	5,873,104
OPAP SA	46,233	931,639
Piraeus Bank SA *	333,550	3,364,629
Public Power Corp. SA	20,424	482,744
		18,007,993
Guatemala — 0.2%
Millicom International Cellular SA	44,019	2,686,480
Hong Kong — 1.1%
AIA Group Ltd.	674,400	7,780,878
Hong Kong Exchanges & Clearing Ltd.	62,100	3,423,642
Prudential plc	33,475	549,835
Stella International Holdings Ltd.	153,500	283,732

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
Techtronic Industries Co. Ltd.	242,500	3,310,489
WH Group Ltd. (a)	366,000	431,915
		15,780,491
Hungary — 0.4%
MOL Hungarian Oil & Gas plc	51,615	630,371
OTP Bank Nyrt.	37,171	4,677,303
		5,307,674
India — 11.3%
Aavas Financiers Ltd. *	14,990	238,395
ABB India Ltd.	9,709	590,676
Adani Ports & Special Economic Zone Ltd.	30,868	477,093
Asian Paints Ltd.	13,794	364,249
Axis Bank Ltd., GDR (a)	6,897	511,083
Bajaj Auto Ltd.	22,251	2,323,812
Bajaj Finance Ltd.	448,231	4,534,916
Bajaj Finserv Ltd.	162,890	3,461,555
Bank of Baroda	190,200	619,829
Bharat Electronics Ltd.	477,307	2,331,869
Bharat Petroleum Corp. Ltd.	110,128	436,608
Bharti Airtel Ltd.	162,982	3,495,470
Blue Star Ltd.	85,168	1,688,405
Canara Bank	216,930	348,172
CG Power & Industrial Solutions Ltd.	154,353	983,384
Cholamandalam Investment and Finance Co. Ltd.	220,186	3,910,259
Coforge Ltd.	91,813	1,652,255
Computer Age Management Services Ltd.	142,102	1,075,656
CRISIL Ltd.	9,660	490,470
Cyient Ltd.	29,391	363,999
Delhivery Ltd. *	304,654	1,401,539
Dr Lal PathLabs Ltd. (a)	14,727	225,907
Dr Reddy's Laboratories Ltd.	245,041	3,242,302
Eicher Motors Ltd.	14,824	1,148,877
Embassy Office Parks, REIT	557,572	2,633,486
Eternal Ltd. *	355,458	1,059,536
Godrej Consumer Products Ltd.	18,644	234,099
Havells India Ltd.	89,760	1,253,883
HDFC Asset Management Co. Ltd. (a)	83,817	2,294,940
HDFC Bank Ltd., ADR	356,440	11,541,527
HDFC Bank Ltd.	1,125,407	11,379,300
HDFC Life Insurance Co. Ltd. (a)	316,746	2,519,291
Hero MotoCorp Ltd.	11,553	695,863
Hexaware Technologies Ltd.	117,084	888,284
Hindalco Industries Ltd.	35,422	368,719
Hindustan Unilever Ltd.	88,815	2,292,988
ICICI Bank Ltd., ADR	44,919	1,315,677
ICICI Bank Ltd.	738,876	10,892,974
ICICI Prudential Asset Management Co. Ltd.	28,806	930,873

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Indian Hotels Co. Ltd. (The)	45,977	337,280
IndusInd Bank Ltd. *	38,148	372,095
Info Edge India Ltd.	148,270	2,018,036
Infosys Ltd.	505,328	9,038,440
InterGlobe Aviation Ltd. (a)	10,506	525,045
ITC Ltd.	418,975	1,468,689
Kotak Mahindra Bank Ltd.	1,564,015	6,941,146
Kwality Wall's India Ltd. ‡ *	87,795	36,459
Lenskart Solutions Ltd. *	76,656	381,124
Mahanagar Gas Ltd. (a)	22,102	253,258
Mahindra & Mahindra Ltd.	176,248	6,581,053
MakeMyTrip Ltd. * (b)	36,736	2,291,592
Maruti Suzuki India Ltd.	5,539	879,972
Max Financial Services Ltd. *	160,433	2,814,238
Max Healthcare Institute Ltd.	191,517	1,994,295
Multi Commodity Exchange of India Ltd.	96,839	2,667,355
Muthoot Finance Ltd.	13,677	569,933
National Aluminium Co. Ltd.	150,419	626,775
NTPC Ltd.	173,324	671,554
PB Fintech Ltd. *	106,929	1,926,625
Petronet LNG Ltd.	83,681	263,918
Polycab India Ltd.	10,303	787,568
Power Grid Corp. of India Ltd.	259,806	725,255
Punjab National Bank	671,271	915,123
Reliance Industries Ltd.	538,795	8,186,955
SBI Life Insurance Co. Ltd. (a)	144,992	3,153,943
Shriram Finance Ltd.	323,673	3,592,949
State Bank of India	79,301	929,459
Syngene International Ltd. (a)	148,155	763,365
Tata Consultancy Services Ltd.	187,926	6,391,005
Tata Motors Ltd. *	304,666	1,518,569
Tata Steel Ltd.	130,989	273,421
Tech Mahindra Ltd.	42,764	811,406
Trent Ltd.	15,863	653,314
Tube Investments of India Ltd.	45,301	1,152,822
UltraTech Cement Ltd.	2,087	288,449
Vedanta Ltd.	86,299	638,250
Wipro Ltd.	105,223	271,496
		159,930,451
Indonesia — 1.3%
Amman Mineral Internasional PT *	589,600	265,091
Aneka Tambang Tbk.	1,806,800	444,806
Archi Indonesia Tbk. PT	3,086,900	317,192
Astra International Tbk. PT	1,537,400	582,938
Bank Central Asia Tbk. PT	14,853,800	6,563,143
Bank Negara Indonesia Persero Tbk. PT	1,510,400	405,399
Bank Rakyat Indonesia Persero Tbk. PT	19,746,670	4,482,573

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — continued
GoTo Gojek Tokopedia Tbk. PT *	68,861,799	264,740
Telkom Indonesia Persero Tbk. PT	24,887,700	5,320,005
Unilever Indonesia Tbk. PT	2,884,300	330,788
		18,976,675
Kazakhstan — 0.2%
Kaspi.KZ JSC, ADR *	19,926	1,517,763
NAC Kazatomprom JSC, GDR (a)	23,305	1,904,310
		3,422,073
Kuwait — 0.1%
National Bank of Kuwait SAKP	362,976	1,124,638
Macau — 0.0% ^
Galaxy Entertainment Group Ltd.	70,000	355,653
Malaysia — 0.5%
AMMB Holdings Bhd.	238,800	390,560
CIMB Group Holdings Bhd.	919,000	2,002,238
Gamuda Bhd.	324,400	364,734
IHH Healthcare Bhd.	207,400	470,896
Malayan Banking Bhd.	209,700	627,607
Press Metal Aluminium Holdings Bhd.	279,200	535,207
Public Bank Bhd.	788,400	974,457
Sunway Bhd.	401,100	584,965
Tenaga Nasional Bhd.	185,800	657,382
		6,608,046
Mexico — 2.2%
America Movil SAB de CV	390,389	403,658
Arca Continental SAB de CV	86,615	975,633
Cemex SAB de CV	2,118,645	2,633,152
Corp. Inmobiliaria Vesta SAB de CV	214,319	662,113
Fomento Economico Mexicano SAB de CV	149,537	1,560,487
Gentera SAB de CV	534,106	1,484,409
Grupo Aeroportuario del Pacifico SAB de CV, Class B	36,091	992,151
Grupo Aeroportuario del Sureste SAB de CV, Class B	65,975	2,281,830
Grupo Financiero Banorte SAB de CV, Class O	920,442	10,376,830
Grupo Mexico SAB de CV	295,313	3,258,480
Regional SAB de CV	106,024	950,855
Southern Copper Corp.	3,018	574,386
Wal-Mart de Mexico SAB de CV	1,635,554	5,190,423
		31,344,407
Panama — 0.2%
Copa Holdings SA, Class A	15,823	2,158,257
Peru — 0.5%
Credicorp Ltd.	20,336	7,256,495
Intercorp Financial Services, Inc.	6,994	342,566
		7,599,061

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Philippines — 0.2%
Ayala Land, Inc.	825,200	297,542
Bank of the Philippine Islands	358,770	755,555
BDO Unibank, Inc.	255,944	586,608
International Container Terminal Services, Inc.	101,150	1,107,891
		2,747,596
Poland — 0.6%
Bank Polska Kasa Opieki SA	8,671	527,353
Benefit Systems SA *	980	1,055,404
Budimex SA	3,315	640,832
KGHM Polska Miedz SA *	22,043	2,045,296
KRUK SA	3,505	481,932
ORLEN SA	16,057	488,014
Powszechny Zaklad Ubezpieczen SA	151,724	2,985,373
		8,224,204
Portugal — 0.1%
Jeronimo Martins SGPS SA	83,021	1,957,723
Qatar — 0.2%
Qatar Gas Transport Co. Ltd.	577,499	761,328
Qatar National Bank QPSC	366,604	1,997,405
		2,758,733
Romania — 0.0% ^
Banca Transilvania SA	71,375	538,298
Russia — 0.0%
Gazprom PJSC, ADR ‡ *	12,780	—
Gazprom PJSC ‡ *	1,135,066	—
GMK Norilskiy Nickel PAO, ADR ‡ *	2,018	—
GMK Norilskiy Nickel PAO ‡ *	203,600	—
Magnitogorsk Iron & Steel Works PJSC, GDR ‡ * (a)	12,378	—
Moscow Exchange MICEX-RTS PJSC ‡ *	571,670	—
Rosneft Oil Co. PJSC ‡ *	141,777	—
Sberbank of Russia PJSC ‡ *	629,236	—
Severstal PAO, GDR ‡ * (a)	98,048	—
VTB Bank PJSC ‡ *	33,690	—
X5 Retail Group NV, GDR ‡ * (a)	1,062	—
		—
Saudi Arabia — 1.3%
Ades Holding Co.	93,349	478,300
Al Rajhi Bank	223,050	6,369,485
Aldrees Petroleum and Transport Services Co.	17,749	565,168
Arab National Bank	75,360	457,379
Arabian Centres Co. (a)	58,478	304,762
Elm Co.	4,538	938,592
Etihad Etisalat Co.	22,668	426,569
Riyad Bank	106,437	798,774
Riyadh Cables Group Co.	15,192	528,755

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Saudi Arabia — continued
Saudi Arabian Oil Co. (a)	236,997	1,629,171
Saudi Awwal Bank	71,568	680,038
Saudi Ground Services Co.	50,335	497,487
Saudi National Bank (The)	339,535	4,060,986
United Electronics Co.	17,278	404,875
		18,140,341
Singapore — 0.1%
Grab Holdings Ltd., Class A *	76,468	328,812
Sea Ltd., ADR *	11,703	1,363,283
		1,692,095
South Africa — 2.7%
Absa Group Ltd.	157,085	2,475,277
Bid Corp. Ltd.	56,683	1,418,676
Bidvest Group Ltd.	78,682	1,138,503
Capitec Bank Holdings Ltd.	21,612	5,802,687
Discovery Ltd.	47,613	693,279
FirstRand Ltd.	479,173	2,733,134
Gold Fields Ltd.	99,338	4,912,728
Harmony Gold Mining Co. Ltd.	80,253	1,705,261
Impala Platinum Holdings Ltd.	38,687	721,097
Kumba Iron Ore Ltd.	37,474	835,140
Momentum Group Ltd.	168,070	391,934
MTN Group Ltd.	96,077	1,066,894
Naspers Ltd., Class N	20,703	1,267,547
Nedbank Group Ltd.	87,579	1,438,565
Northam Platinum Holdings Ltd.	15,031	358,121
Sanlam Ltd.	145,699	910,971
Sasol Ltd. *	317,247	2,240,806
Shoprite Holdings Ltd.	101,694	1,677,849
Sibanye Stillwater Ltd. *	284,958	1,240,254
Standard Bank Group Ltd.	158,580	2,914,380
Valterra Platinum Ltd.	12,591	1,131,278
Vodacom Group Ltd.	105,494	983,250
We Buy Cars Holdings Ltd.	137,207	390,121
Woolworths Holdings Ltd.	108,033	362,211
		38,809,963
South Korea — 16.6%
BGF retail Co. Ltd.	11,604	977,236
BNK Financial Group, Inc.	61,366	707,128
Cheil Worldwide, Inc.	23,061	351,224
Coupang, Inc. *	64,967	1,309,735
Coway Co. Ltd. *	5,091	294,566
Daeduck Electronics Co. Ltd.	14,616	635,125
DB Insurance Co. Ltd.	27,049	2,670,533
Eugene Technology Co. Ltd.	25,441	1,934,736
Hana Financial Group, Inc.	67,509	4,690,666

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Hanmi Pharm Co. Ltd. *	1,819	612,444
Hansol Chemical Co. Ltd.	2,603	506,812
Hanwha Aerospace Co. Ltd. *	5,355	4,820,471
HD Hyundai Electric Co. Ltd.	3,863	2,366,647
HD Hyundai Heavy Industries Co. Ltd.	5,378	2,140,606
HD Hyundai Marine Solution Co. Ltd.	9,369	1,187,915
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,091	885,367
HDC Hyundai Development Co-Engineering & Construction, Class E	27,237	388,639
Hugel, Inc. *	5,594	1,068,988
Hyundai Department Store Co. Ltd.	5,729	372,307
Hyundai Engineering & Construction Co. Ltd.	8,679	616,057
Hyundai Glovis Co. Ltd.	12,730	2,146,270
Hyundai Mobis Co. Ltd.	7,883	2,463,098
Hyundai Motor Co.	19,230	6,694,071
JB Financial Group Co. Ltd.	33,342	581,744
JYP Entertainment Corp. *	3,669	186,720
Kakao Corp.	6,791	288,647
Kangwon Land, Inc.	22,936	277,400
KB Financial Group, Inc.	30,260	2,832,312
Kia Corp.	93,861	9,987,112
KIWOOM Securities Co. Ltd.	4,275	1,314,047
Kolmar Korea Co. Ltd. *	5,132	248,496
Korea Aerospace Industries Ltd.	27,080	3,156,155
Korea Electric Power Corp. *	47,894	1,931,714
Korea Investment Holdings Co. Ltd.	16,817	2,515,734
Korean Air Lines Co. Ltd. *	33,785	544,720
KT Corp.	19,533	772,796
Kumho Petrochemical Co. Ltd. *	4,549	454,356
LEENO Industrial, Inc. *	8,961	652,430
LG Chem Ltd.	8,139	1,747,617
LG Energy Solution Ltd. *	2,225	611,622
LG Uplus Corp.	29,402	326,825
LigaChem Biosciences, Inc. *	5,797	812,253
Lotte Tour Development Co. Ltd. *	30,613	532,832
NAVER Corp.	14,011	2,663,235
NongShim Co. Ltd. *	1,383	389,844
Park Systems Corp. *	1,883	395,552
POSCO Holdings, Inc.	2,113	507,043
PSK, Inc. *	10,251	433,084
Samsung Biologics Co. Ltd. * (a)	1,909	2,307,045
Samsung C&T Corp.	17,931	3,737,799
Samsung Electro-Mechanics Co. Ltd.	15,756	3,030,174
Samsung Electronics Co. Ltd.	791,427	87,432,723
Samsung Fire & Marine Insurance Co. Ltd.	7,215	2,511,265
Samsung Securities Co. Ltd.	6,754	423,936
Shinhan Financial Group Co. Ltd.	105,632	6,173,529
SK hynix, Inc.	73,189	45,697,563
SK Square Co. Ltd. *	8,294	3,246,698

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
SK, Inc.	12,064	2,785,962
S-Oil Corp. *	31,742	2,331,928
Soulbrain Co. Ltd.	1,746	585,924
Sung Kwang Bend Co. Ltd. *	14,191	319,903
Tokai Carbon Korea Co. Ltd.	6,594	1,078,456
YC Corp. *	40,232	543,114
		236,210,950
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA	358,534	9,100,911
Taiwan — 21.8%
Accton Technology Corp.	140,113	4,898,806
All Ring Tech Co. Ltd.	61,000	734,324
ASE Technology Holding Co. Ltd.	908,258	8,444,174
ASPEED Technology, Inc.	8,040	2,248,434
Bizlink Holding, Inc.	36,000	1,462,006
Cathay Financial Holding Co. Ltd.	1,640,124	3,907,567
Chroma ATE, Inc.	67,000	2,057,330
Compeq Manufacturing Co. Ltd.	137,000	730,454
CTBC Financial Holding Co. Ltd.	3,151,831	5,078,059
Delta Electronics, Inc.	452,357	17,263,005
E.Sun Financial Holding Co. Ltd.	1,705,505	1,806,017
Elite Material Co. Ltd.	91,265	4,950,446
eMemory Technology, Inc.	13,000	748,734
Formosa Chemicals & Fibre Corp.	584,000	781,786
Fortune Electric Co. Ltd.	66,400	2,026,620
Fubon Financial Holding Co. Ltd.	898,000	2,578,680
Gold Circuit Electronics Ltd.	91,000	1,987,171
Grand Process Technology Corp.	19,000	995,787
Hon Hai Precision Industry Co. Ltd.	784,968	5,426,030
Hon Precision, Inc.	14,000	1,668,255
Jentech Precision Industrial Co. Ltd.	27,519	2,438,191
King Slide Works Co. Ltd.	16,000	1,575,121
King Yuan Electronics Co. Ltd.	72,000	667,092
Largan Precision Co. Ltd.	35,519	2,707,163
Marketech International Corp.	45,000	400,202
MediaTek, Inc.	121,816	6,757,199
Mega Financial Holding Co. Ltd.	2,397,000	2,947,472
MPI Corp.	43,000	3,398,245
Nan Ya Printed Circuit Board Corp.	63,000	767,294
Nanya Technology Corp. *	131,000	1,326,079
Nien Made Enterprise Co. Ltd.	79,512	1,072,799
Parade Technologies Ltd.	30,000	501,692
Powertech Technology, Inc.	67,000	530,544
President Chain Store Corp.	187,035	1,270,001
Quanta Computer, Inc.	503,248	4,430,179
Realtek Semiconductor Corp.	352,078	5,386,721
Sunonwealth Electric Machine Industry Co. Ltd.	79,000	355,297

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Taiwan Mobile Co. Ltd.	407,081	1,364,957
Taiwan Semiconductor Manufacturing Co. Ltd.	3,230,820	178,651,220
Tripod Technology Corp.	37,000	436,057
Uni-President Enterprises Corp.	800,035	1,820,099
United Microelectronics Corp.	803,000	1,597,773
Universal Microwave Technology, Inc.	61,000	2,109,417
Vanguard International Semiconductor Corp.	313,060	1,419,132
WinWay Technology Co. Ltd.	5,000	614,650
Wistron Corp.	913,074	3,736,662
Wiwynn Corp.	48,343	5,418,870
WT Microelectronics Co. Ltd.	87,000	429,512
Yuanta Financial Holding Co. Ltd.	1,914,302	2,607,722
Zhen Ding Technology Holding Ltd.	638,000	3,931,749
		310,462,796
Thailand — 0.6%
Advanced Info Service PCL, NVDR	59,600	660,988
Airports of Thailand PCL, NVDR	375,900	600,087
Bumrungrad Hospital PCL, NVDR	101,900	542,151
Central Pattana PCL, NVDR	263,900	482,787
CP ALL PCL	354,700	489,008
Delta Electronics Thailand PCL, NVDR	206,600	1,336,742
Krung Thai Bank PCL, NVDR	1,235,700	1,108,837
Minor International PCL, NVDR	277,800	201,400
PTT PCL, NVDR	791,800	854,738
SCB X PCL	567,000	2,441,713
		8,718,451
Turkey — 0.7%
Aselsan Elektronik Sanayi ve Ticaret A/S	379,968	2,658,789
BIM Birlesik Magazalar A/S	163,055	2,488,336
Turk Hava Yollari AO	185,894	1,300,257
Turkiye Garanti Bankasi A/S	476,102	1,767,143
Turkiye Petrol Rafinerileri A/S	215,984	1,217,087
Turkiye Sigorta A/S	2,050,171	575,162
		10,006,774
United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	142,798	592,311
Abu Dhabi Islamic Bank PJSC	229,411	1,521,488
Abu Dhabi National Oil Co. for Distribution PJSC	805,311	899,054
ADNOC Drilling Co. PJSC	356,819	517,861
ADNOC Logistics & Services	333,025	508,923
Air Arabia PJSC	269,124	365,245
Aldar Properties PJSC	612,090	1,600,133
Dubai Islamic Bank PJSC	634,922	1,670,339
Emaar Development PJSC	182,168	853,176
Emaar Properties PJSC	1,010,759	4,134,706
Emirates Integrated Telecommunications Co. PJSC	248,110	695,856

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Arab Emirates — continued
Emirates NBD Bank PJSC	155,741	1,318,869
Parkin Co. PJSC	312,288	525,822
		15,203,783
United States — 0.5%
EPAM Systems, Inc. *	5,843	1,218,850
ExlService Holdings, Inc. *	44,574	1,745,072
Genpact Ltd.	51,630	2,276,883
Kolon TissueGene, Inc., Receipts *	7,916	575,274
Monolithic Power Systems, Inc.	1,000	1,124,150
		6,940,229
Vietnam — 0.1%
FPT Corp.	80,800	325,347
Mobile World Investment Corp.	107,500	386,137
		711,484
Total Common Stocks (Cost $933,058,682)		1,400,222,664
Short-Term Investments — 1.8%
Investment Companies — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 3.79% (c) (d) (Cost $22,592,580)	22,583,623	22,592,656
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (c) (d)(Cost $2,967,415)	2,967,416	2,967,416
Total Short-Term Investments (Cost $25,559,995)		25,560,072
Total Investments — 100.3% (Cost $958,618,677)		1,425,782,736
Liabilities in Excess of Other Assets — (0.3)%		(3,891,292)
NET ASSETS — 100.0%		1,421,891,444

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
RTS	Russian Trading System
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $2,884,981.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2026.
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	20.0%
Banks	16.0
Technology Hardware, Storage & Peripherals	7.9
Interactive Media & Services	5.7
Insurance	4.4
Broadline Retail	4.0
Electronic Equipment, Instruments & Components	3.8
Oil, Gas & Consumable Fuels	3.1
Metals & Mining	2.3
Automobiles	2.3
Capital Markets	2.2
Electrical Equipment	2.2
Machinery	1.8
Hotels, Restaurants & Leisure	1.8
IT Services	1.5
Consumer Staples Distribution & Retail	1.2
Consumer Finance	1.2
Entertainment	1.1
Automobile Components	1.0
Industrial Conglomerates	1.0
Others (each less than 1.0%)	13.7
Short-Term Investments	1.8

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$945,322	$—	$—	$945,322
Australia	—	641,220	—	641,220
Austria	—	655,120	—	655,120
Brazil	84,801,448	—	—	84,801,448
Chile	4,076,696	—	—	4,076,696
China	16,186,184	344,573,844	—	360,760,028
Colombia	1,032,917	—	—	1,032,917
Cyprus	—	866,709	—	866,709
Czech Republic	—	458,561	—	458,561
Georgia	—	458,413	—	458,413
Greece	6,564,354	11,443,639	—	18,007,993
Guatemala	2,686,480	—	—	2,686,480
Hong Kong	283,732	15,496,759	—	15,780,491
Hungary	—	5,307,674	—	5,307,674
India	22,047,483	137,846,509	36,459	159,930,451
Indonesia	330,788	18,645,887	—	18,976,675
Kazakhstan	1,517,763	1,904,310	—	3,422,073
Kuwait	—	1,124,638	—	1,124,638
Macau	—	355,653	—	355,653
Malaysia	—	6,608,046	—	6,608,046
Mexico	31,344,407	—	—	31,344,407
Panama	2,158,257	—	—	2,158,257
Peru	7,599,061	—	—	7,599,061
Philippines	755,555	1,992,041	—	2,747,596
Poland	—	8,224,204	—	8,224,204
Portugal	—	1,957,723	—	1,957,723
Qatar	761,328	1,997,405	—	2,758,733
Romania	—	538,298	—	538,298
Russia	—	—	—(a )	—(a )
Saudi Arabia	4,060,986	14,079,355	—	18,140,341
Singapore	1,692,095	—	—	1,692,095
South Africa	7,424,147	31,385,816	—	38,809,963
South Korea	4,147,825	232,063,125	—	236,210,950
Spain	—	9,100,911	—	9,100,911
Taiwan	1,668,255	308,794,541	—	310,462,796
Thailand	2,930,721	5,787,730	—	8,718,451
Turkey	575,162	9,431,612	—	10,006,774
United Arab Emirates	4,284,816	10,918,967	—	15,203,783
United States	6,364,955	575,274	—	6,940,229
Vietnam	—	711,484	—	711,484
Total Common Stocks	216,240,737	1,183,945,468	36,459	1,400,222,664
Short-Term Investments
Investment Companies	22,592,656	—	—	22,592,656

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment of Cash Collateral from Securities Loaned	$2,967,416	$—	$—	$2,967,416
Total Short-Term Investments	25,560,072	—	—	25,560,072
Total Investments in Securities	$241,800,809	$1,183,945,468	$36,459	$1,425,782,736

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.79% (a) (b)	$24,898,682	$119,746,525	$122,054,664	$(392)	$2,505	$22,592,656	22,583,623	$224,237	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	1,509,398	6,704,764	5,246,746	—	—	2,967,416	2,967,416	24,998	—
Total	$26,408,080	$126,451,289	$127,301,410	$(392)	$2,505	$25,560,072		$249,235	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.